Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,040,000
Previously Paid Amount	0.00
Total Fee Amount	596.30
Total Offset Amount	0.00
Net Fee	596.30
Narrative - Max Aggregate Offering Price	$ 4,040,000
Final Prospectus	true